Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Aug. 02, 2015	Feb. 01, 2015	Feb. 02, 2014
Statement of Financial Position [Abstract]
Property and equipment, accumulated depreciation	$ 284,735	$ 252,160	$ 195,339
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	41,122,534	40,217,640	33,452,684
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	0	0	0
Treasury stock, shares	0	248,412	248,412